STOCKHOLDERS' EQUITY (Details - Warrants) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares outstanding at beginning		44,644
Weighted average exercise price, outstanding beginning balance		$ 7.70
Weighted average remaining contractual term (years)			8 months 12 days
Aggregate intrinsic value, outstanding beginning balance
Number of warrants, warrants expired, forfeited, cancelled or exercised		(344,644)
Weighted average exercise price, warrants expired, forfeited, cancelled or exercised
Number of warrants, warrants issued		300,000
Weighted average exercise price, warrants issued		$ 3.00
Shares outstanding at end			44,644
Weighted average exercise price, outstanding ending balance			$ 7.70
Aggregate intrinsic value, outstanding ending balance
Number of warrants, exercisable			44,644
Weighted average exercise price, exercisable			$ 7.70
Aggregate intrinsic value, exercisable